THE CRM FUNDS
================================================================================

                    FUND AND SHAREHOLDER ACCOUNT INFORMATION:

                                   PFPC, Inc.
                                  P.O. Box 8742
                              Wilmington, DE 19899
                                 (800)CRM-2883

--------------------------------------------------------------------------------
ANNUAL REPORT                                                      JUNE 30, 2000
--------------------------------------------------------------------------------

Dear Fellow Shareholder,

For the twelve month period ending June 30, 2000, Investor Shares of CRM Small Cap Value Fund and CRM Large Cap Value Fund provided total returns of 8.84% and (2.85)%, respectively. These results compare to 14.32% and 5.33% returns for the Russell 2000 Index and S&P 500 Index, respectively.1

The quarter ending June 30 signaled a return to normalcy, i.e., a more rational environment which favored companies with real earnings rather than concepts. A market correction was both inevitable and overdue, and the NASDAQ fell 37% between March 10 and May 23 of this year. While Internet companies, in particular, have been forgiven for their lack of profitability in favor of brand recognition and top-line revenue growth, factors such as negative cash flow, poor working capital management and mounting debt have investors questioning the viability of many stand-alone Internet enterprises.

This market shift marked a reversal in relative returns for value stocks, which outperformed growth stocks for only the second time in the last seven quarters. While the environment for value managers has improved, our focus has always been on buying good businesses at attractive valuations, rather than taking advantage of short-term market shifts or momentum moves up or down. Also, this bottom up process focuses on stock selection rather than sector rotation. In recent months, we have been under-weighted relative to comparable indices in such sectors as financial service stocks, consumer discretionary stocks and consumer staples stocks. In each sector, however, our stock selection resulted in better returns than the overall index.

CRM Small Cap Value Fund had several major contributors to performance during the 2nd quarter, which included companies being bought out, gains from new purchases, as well as performance from some prior holdings which were oversold during the first quarter. Primark Corporation agreed to a $38/share cash purchase price from Thomson. International Home Foods agreed to be bought by Conagra in a combination stock and cash transaction. Artesyn Technologies, a stock purchased during the first quarter, gained nearly 50% during the second quarter, as investors were pleasantly surprised by robust earnings. Both Casella Waste and Bay View Capital are not completely on the mend, but these stocks rebounded nearly 50% and 30%, respectively, as they were both tremendously oversold during the first quarter.

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                                                                   THE CRM FUNDS

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CRM Large Cap Value Fund has recently  benefited from several  important  themes prevalent in the U.S. economy. Specifically, we have continued to make investments in the electric utility industry, which continues to undergo deregulation and restructuring. PECO Energy and Duke Energy are good examples of this trend, and made strong contributions to performance. We have also found attraction among the educational publishers due to their compelling value and attention as a current political issue of some prominence. Harcourt and McGraw Hill have been strong performers in this group. Finally, we have participated in the consolidation in the food industries: Nabisco Group was our best performer in the second quarter with additional gains from Philip Morris and PepsiCo.

Looking over the landscape today, it appears as though the Federal Reserve's year-long series of interest rate increases is slowing the economy. Retail sales fell during the quarter, led by declines in auto sales, as increasing interest rates and gas prices have slowed the consumer boom for new autos. The national unemployment rate rose to 4.1% in May, suggesting the labor market is starting to cool. Forecasts for second quarter economic growth show that it has slowed to an annual rate of 3.5%, versus 5.5% during the first quarter. This led the Federal Reserve to hold rates at current levels, as expected, in late June but forecast the possibility of future increases if the economy threatens accelerating inflation. While the April and May increases in consumer spending were the lowest in over a year and new home sales dropped to their lowest levels in eight months, things could pick up later in the year. Pundits remain divided on whether or not the Fed will be able to successfully orchestrate a soft landing for the economy. While the rest of the world focuses on these issues, we will continue our process of buying quality companies at attractive relative valuations with good balance sheets, strong management teams and efficacious products/ services in large markets.

Sincerely,

The CRM Funds

             /S/ SIGNATURE                              /S/ SIGNATURE
             Ronald H. McGlynn                          Robert J. Christian
             President and CEO                          President
             Cramer Rosenthal McGlynn, LLC              WT Mutual Fund

1 These indices do not include the effect of any expenses, which have been deducted from each Fund's return. Individuals cannot invest directly in any index.

  During the period certain fees and expenses were waived by the service providers. Without these waivers total returns would have been lower. Additional performance figures for the Funds can be found in the Comparison of Change in Value of $10,000 Investment section of this report.

The views in this report were those of the Funds' managers as of June 30, 2000 and may not reflect the views of the managers on the date this report is first published or any time thereafter. These views are intended to assist shareholders of the Funds in understanding their investment in the Funds and do not constitute investment advice.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
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                                                                   THE CRM FUNDS

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CRM SMALL CAP VALUE FUND
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
JUNE 30, 2000

================================================================================

The following information compares a change in value of a $10,000 investment in the Investor Shares of the CRM Small Cap Value Fund ("Fund") with the performance of the Russell 2000 Index and Russell 2000 Value Index since inception on 10/1/95. The Russell 2000 Index is an unmanaged capitalization weighted index of 2000 small capitalization U.S. companies. The Russell 2000 Value Index consists of 1,292 securities of the 2000 securities in the Russell 2000 Index with lower price-to-book ratios and lower forecasted growth values. The index returns reflect the reinvestment of dividends, but exclude the effect of any expenses, which have been deducted from the Fund's return. Total return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return for the Fund assumes reinvestment of dividends and distributions. PAST PERFORMANCE CANNOT PREDICT NOR GUARANTEE FUTURE RESULTS.

   CRM SMALL CAP VALUE FUND VS RUSSELL 2000 INDEX AND RUSSELL 2000 VALUE INDEX

INVESTMENT VALUE ON 6/30/00
---------------------------
CRM Small Cap Value Fund-Investor Shares       $18,251
Russell 2000 Index                             $17,731
Russell 2000 Value Index                       $16,055

AVERAGE ANNUAL TOTAL RETURN A/O: 6/30/00   ONE YEAR   SINCE INCEPTION ON 10/1/95
----------------------------------------   --------   --------------------------
CRM Small Cap Value Fund-Investor Shares     8.84%              13.49%**
Russell 2000 Index                          14.32%              12.83%*
Russell 2000 Value Index                    (0.94)%             10.49%*

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

                        CRM Small Cap
                     Value Fund-Investor      Russell 2000       Russell 2000
                            Shares                Index              Value
10/01/95                   $10,000              $10,000            $10,000
06/30/96                    13,405               11,275             11,181
06/30/97                    17,053               13,116             14,339
06/30/98                    19,781               15,280             17,190
06/30/99                    16,768               15,510             16,207
06/30/00                    18,251               17,731             16,055

* Average annual returns for the Russell 2000 Index and Russell 2000 Value Index are based on an inception date of 9/30/95. The Fund is professionally managed while the indices are unmanaged and are not available for investment.
** Total return would have been lower had certain fees and expenses not been voluntarily waived and/or reimbursed.

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                                                                   THE CRM FUNDS

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CRM LARGE CAP VALUE FUND
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
JUNE 30, 2000

================================================================================

The following information compares a change in value of a $10,000 investment in the Investor Shares of the CRM Large Cap Value Fund ("Fund") with the performance of the Standard and Poor's 500 Composite Index ("S&P 500") since inception on 8/25/98. The S&P 500 is an unmanaged market weighted index composed of 500 large capitalization companies and reflects the reinvestment of dividends. The index excludes the effect of any expenses, which have been deducted from the Fund's return. Total return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return for the Fund assumes reinvestment of dividends and distributions. PAST PERFORMANCE CANNOT PREDICT NOR GUARANTEE FUTURE RESULTS.

                    CRM LARGE CAP VALUE FUND VS S&P 500 INDEX

INVESTMENT VALUE ON 6/30/00
---------------------------
CRM Large Cap Value Fund-Investor Shares       $11,891
S&P 500 Index                                  $15,109

CUMULATIVE TOTAL RETURN A/O: 6/30/00     ONE YEAR     SINCE INCEPTION ON 8/25/98
------------------------------------     --------     --------------------------
CRM Large Cap Value Fund-Investor Shares  (2.85)%**             9.80%**
S&P 500 Index                              5.33%               25.21%*

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

                            CRM Largel Cap
                         Value Fund-Investor
                                Shares                   S&P 500 Index
8/25/98                        $10,000                      $10,000
6/30/99                         12,240                       14,344
6/30/00                         11,891                       15,109

* Average annual return for the S&P 500 Index is based on an inception date of 8/31/98. The Fund is professionally managed while the index is unmanaged and is not available for investment.
** Total return would have been lower had certain fees and expenses not been voluntarily waived and/or reimbursed.

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                                                                   THE CRM FUNDS

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THE CRM FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2000

================================================================================

                                                       SMALL CAP     LARGE CAP
                                                       VALUE FUND    VALUE FUND
                                                      ------------   ----------
ASSETS
     Investment in Series, at value ...............   $173,996,188   $7,942,415
     Receivable for Fund shares sold ..............         42,043           --
     Receivable for investment in Series withdrawn         226,954           --
     Organizational costs (Note 2) ................          4,382           --
     Other assets .................................         33,790        2,292
                                                      ------------   ----------
Total assets ......................................    174,303,357    7,944,707
                                                      ------------   ----------
LIABILITIES
     Payable for Fund shares redeemed .............        226,954           --
     Payable for investment in Series .............         42,043           --
     Accrued expenses and other liabilites ........        121,465        3,334
                                                      ------------   ----------
Total liabilities .................................        390,462        3,334
                                                      ------------   ----------
NET ASSETS ........................................   $173,912,895   $7,941,373
                                                      ============   ==========
COMPONENTS OF NET ASSETS
     Paid in Capital ..............................   $162,227,757   $7,976,049
     Undistributed net investment income ..........             --        5,844
     Accumulated net realized gain (loss) .........      5,636,621     (972,744)
     Net unrealized appreciation on investments ...      6,048,517      932,224
                                                      ------------   ----------
NET ASSETS ........................................   $173,912,895   $7,941,373
                                                      ============   ==========
NET ASSETS BY SHARE CLASS
     Investor Shares ..............................   $ 69,351,015   $7,941,373
     Institutional Shares .........................    104,561,880           --
                                                      ------------   ----------
                                                      $173,912,895   $7,941,373
                                                      ============   ==========

SHARES OF BENEFICIAL INTEREST OUTSTANDING
  ($0.01 par value, unlimited authorized shares)
     Investor Shares ..............................      4,264,430      683,110
     Institutional Shares .........................      6,342,309           --

NET ASSET VALUE (OFFERING PRICE AND
  REDEMPTION PRICE) PER SHARE
     Investor Shares ..............................        $16.26        $11.63
     Institutional Shares .........................        $16.49            --


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SEE ACCOMPANYING NOTES.                                            THE CRM FUNDS

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THE CRM FUNDS
STATEMENTS OF OPERATIONS
FOR THE FISCAL YEAR ENDED JUNE 30, 2000

================================================================================
                                                     SMALL CAP       LARGE CAP
                                                     VALUE FUND+    VALUE FUND+
                                                     -----------    -----------
INVESTMENT INCOME
     Investment income from Series ..............   $    617,759    $    83,803
     Expenses from Series .......................       (974,713)       (38,072)
                                                    ------------    -----------
       Net investment income (loss) from Series .       (356,954)        45,731
     Dividends ..................................        233,900         81,863
     Interest ...................................         41,219         18,934
                                                    ------------    -----------
Total investment income (loss) ..................        (81,835)       146,528
                                                    ------------    -----------
EXPENSES
     Investment advisory fees ...................        437,279         52,188
     Shareholder services--Investor Shares ......        195,045         31,089
     Administration fees ........................         76,773         34,437
     Transfer agent services ....................        122,937         22,491
     Professional services ......................         58,139         24,200
     Registration fees ..........................         66,140         36,370
     Accounting services ........................         42,116         24,098
     Custody fees ...............................          9,283          9,276
     Trustee fees and expenses ..................          3,190          3,190
     Amortization of organizational costs .......         17,346             --
     Printing ...................................         58,334         10,745
     Miscellaneous ..............................         17,369          5,540
                                                    ------------    -----------
Total expenses ..................................      1,103,951        253,624
     Expenses reimbursed and fees waived (Note 4)             --       (112,969)
                                                    ------------    -----------
     Net expenses ...............................      1,103,951        140,655
                                                    ------------    -----------
NET INVESTMENT INCOME (LOSS).....................     (1,185,786)         5,873
                                                    ------------    -----------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
     Net realized gain (loss) from investments ..     34,576,089       (972,764)
     Net change in unrealized appreciation
        (depreciation) of investments ...........    (19,368,774)    (2,227,093)
                                                    ------------    -----------
Net realized and unrealized gain
     (loss) on investments ......................     15,207,315     (3,199,857)
                                                    ------------    -----------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS .....................   $ 14,021,529    $(3,193,984)
                                                    ============    ===========

+ Reflects operating history of predecessor mutual fund (see note 5).
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SEE ACCOMPANYING NOTES.                                            THE CRM FUNDS

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THE CRM FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================

                                                                                SMALL CAP VALUE FUND
                                                                    ---------------------------------------------
                                                                     YEAR ENDED     PERIOD ENDED    PERIOD ENDED
                                                                      JUNE 30,        JUNE 30,      SEPTEMBER 30,
                                                                        2000+         1999(A)+          1998+
                                                                    ------------    ------------    ------------
NET ASSETS -- BEGINNING OF PERIOD ..............................    $184,857,401    $179,175,027    $144,000,755
                                                                    ------------    ------------    ------------
OPERATIONS
     Net investment loss .......................................      (1,185,786)        (62,625)       (550,558)
     Net realized gain (loss) from investments .................      34,576,089     (24,868,940)     (3,867,578)
     Net change in unrealized appreciation (depreciation)
       of investments ..........................................     (19,368,774)     39,680,895     (39,373,134)
                                                                    ------------    ------------    ------------
       Net increase (decrease) in net assets resulting
          from operations ......................................      14,021,529      14,749,330     (43,791,270)
                                                                    ------------    ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS
     From net realized gain on investments -- Investor Shares ..              --              --      (7,725,721)
     Return of capital -- Investor Shares ......................              --         (32,526)       (212,312)
     Return of capital -- Institutional Shares .................              --         (21,148)             --
                                                                    ------------    ------------    ------------
       Total distributions to shareholders .....................              --         (53,674)     (7,938,033)
                                                                    ------------    ------------    ------------
CAPITAL SHARE TRANSACTIONS
     Sale of shares -- Investor Shares .........................      11,975,007      20,036,102      86,883,053
     Sale of shares -- Institutional Shares ....................      26,188,988      47,952,631      64,007,466
     Reinvestment of distributions -- Investor Shares ..........              --          29,522       7,442,799
     Reinvestment of distributions -- Institutional Shares .....              --          17,473              --
     Redemption of shares -- Investor Shares ...................     (43,002,583)    (61,826,506)    (67,420,738)
     Redemption of shares -- Institutional Shares ..............     (20,127,447)    (15,222,504)     (4,009,005)
                                                                    ------------    ------------    ------------
       Net increase (decrease) from capital share transactions .     (24,966,035)     (9,013,282)     86,903,575
                                                                    ------------    ------------    ------------
       Total increase (decrease) in net assets .................     (10,944,506)      5,682,374      35,174,272
                                                                    ------------    ------------    ------------
NET ASSETS -- END OF PERIOD ....................................    $173,912,895    $184,857,401    $179,175,027
                                                                    ============    ============    ============
Undistributed net investment income ............................    $         --    $         --    $         --
                                                                    ============    ============    ============

CAPITAL SHARE TRANSACTIONS                                             SHARES          SHARES          SHARES
                                                                    ------------    ------------    ------------
     Sale of shares -- Investor Shares .........................         796,812       2,003,255       5,036,141
     Sale of shares -- Institutional Shares ....................       1,698,030       3,827,612       3,750,486
     Reinvestment of distributions -- Investor Shares ..........              --           2,138         473,135
     Reinvestment of distributions -- Institutional Shares .....              --           1,254              --
     Redemption of shares -- Investor Shares ...................      (2,876,719)     (5,278,702)     (4,034,611)
     Redemption of shares -- Institutional Shares ..............      (1,316,498)     (1,384,480)       (234,095)
                                                                    ------------    ------------    ------------
       Net increase (decrease) in shares .......................      (1,698,375)       (828,923)      4,991,056
                                                                    ============    ============    ============


+   Reflects operating history of predecessor mutual fund (see note 5).
(a) For the period October 1, 1998 through June 30, 1999.

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SEE ACCOMPANYING NOTES.                                            THE CRM FUNDS

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THE CRM FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================

                                                                                 LARGE CAP VALUE FUND
                                                                      -------------------------------------------
                                                                       YEAR ENDED    PERIOD ENDED   PERIOD ENDED
                                                                        JUNE 30,       JUNE 30,     SEPTEMBER 30,
                                                                          2000+        1999(B)+        1998(A)+
                                                                      ------------    -----------    -----------
NET ASSETS -- BEGINNING OF PERIOD .................................   $ 30,935,706    $10,667,761    $        --
                                                                      ------------    -----------    -----------
OPERATIONS
     Net investment income ........................................          5,873        108,921         14,671
     Net realized gain (loss) from investments ....................       (972,764)       176,140        (23,760)
     Net change in unrealized appreciation
       (depreciation) of investments ..............................     (2,227,093)     3,102,837         56,480
                                                                      ------------    -----------    -----------
       Net increase (decrease) in net assets
          resulting from operations ...............................     (3,193,984)     3,387,898         47,391
                                                                      ------------    -----------    -----------
DISTRIBUTIONS TO SHAREHOLDERS
     From investment income -- Investor Shares ....................         (2,292)      (121,068)            --
     From realized gain on investments -- Investor Shares .........       (140,234)       (12,387)            --
                                                                      ------------    -----------    -----------
       Total distributions to shareholders ........................       (142,526)      (133,455)            --
                                                                      ------------    -----------    -----------
CAPITAL SHARE TRANSACTIONS
     Sale of shares -- Investor Shares ............................      2,617,238     23,136,247     10,620,370
     Reinvestment of distributions -- Investor Shares .............        138,957        133,426             --
     Redemption of shares -- Investor Shares ......................    (22,414,018)    (6,256,171)            --
                                                                      ------------    -----------    -----------
       Net increase (decrease) from capital share transactions ....    (19,657,823)    17,013,502     10,620,370
                                                                      ------------    -----------    -----------
       Total increase (decrease) in net assets ....................    (22,994,333)    20,267,945     10,667,761
                                                                      ------------    -----------    -----------
NET ASSETS -- END OF PERIOD .......................................   $  7,941,373    $30,935,706    $10,667,761
                                                                      ============    ===========    ===========
Undistributed net investment income ...............................   $      5,844    $     2,524    $    14,671
                                                                      ============    ===========    ===========

CAPITAL SHARE TRANSACTIONS                                               SHARES         SHARES         SHARES
                                                                      ------------    -----------    -----------
     Sale of shares -- Investor Shares ............................        244,609      2,290,936      1,064,174
     Reinvestment of distributions -- Investor Shares .............         13,221         11,395             --
     Redemption of shares -- Investor Shares ......................     (2,117,083)      (824,142)            --
                                                                      ------------    -----------    -----------
       Net increase (decrease) in shares ..........................     (1,859,253)     1,478,189      1,064,174
                                                                      ============    ===========    ===========


+   Reflects operating history of predecessor mutual fund (see note 5).
(a) For the period August 25, 1998 (commencement of operations) through September 30, 1998.
(b) For the period October 1, 1998 through June 30, 1999.

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SEE ACCOMPANYING NOTES.                                            THE CRM FUNDS

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THE CRM FUNDS
FINANCIAL HIGHLIGHTS

================================================================================

THE FOLLOWING TABLE INCLUDES SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD AND OTHER PERFORMANCE INFORMATION DERIVED FROM THE FINANCIAL STATEMENTS. THEY SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES THERETO.

                                                                        SMALL CAP VALUE FUND
                                              -------------------------------------------------------------------------
                                                                           INVESTOR SHARES
                                              -------------------------------------------------------------------------
                                              YEAR ENDED   PERIOD ENDED     YEAR ENDED      YEAR ENDED     YEAR ENDED
                                               JUNE 30,      JUNE 30,      SEPTEMBER 30,   SEPTEMBER 30,  SEPTEMBER 30,
                                                2000+        1999(B)+         1998+           1997+          1996(A)+
                                               -------       -------         -------         -------         -------
Net asset value -- Beginning of Period .....   $ 14.94       $ 13.61         $ 17.68         $ 13.71         $ 10.00
                                               -------       -------         -------         -------         -------
Investment operations
     Net investment loss ...................     (0.13)        (0.02)          (0.06)          (0.06)          (0.02)
     Net realized and unrealized gain
       (loss) on investments ...............      1.45          1.35           (3.15)           4.89            3.73
                                               -------       -------         -------         -------         -------
Total from investment operations ...........      1.32          1.33           (3.21)           4.83            3.71
                                               -------       -------         -------         -------         -------
Distributions to shareholders
     From net investment income ............        --            --              --              --              --(c)
     From net realized gain on investments .        --            --           (0.84)          (0.86)             --
     Return of capital .....................        --            --(c)        (0.02)             --              --
                                               -------       -------         -------         -------         -------
Total distributions to shareholders ........        --            --           (0.86)          (0.86)             --
                                               -------       -------         -------         -------         -------
Net asset value -- End of Period ...........   $ 16.26       $ 14.94         $ 13.61         $ 17.68         $ 13.71
                                               =======       =======         =======         =======         =======
Total Return ...............................     8.84%         9.80%(d)     (18.81)%          37.14%          37.15%

Ratios/Supplemental data Ratios to average net assets:
     Expenses, including
       reimbursement/waiver ................     1.42%(f)      1.42%(e)        1.38%           1.50%           1.49%
     Expenses, excluding
       reimbursement/waiver ................     1.42%(f)      1.46%(e)        1.38%           1.50%           1.98%
     Net investment loss, including
       reimbursement/waiver ................   (0.88)%(f)    (0.16)%(e)      (0.34)%         (0.56)%         (0.40)%
Portfolio turnover rate ....................       96%(f)        64%             57%             99%            111%
Net assets at end of period (000's omitted)    $69,351       $94,806        $130,929        $144,001         $45,385

+ Effective November 1, 1999, The CRM Funds - Small Cap Value Fund ("Predecessor Fund") was merged into the WT Mutual Fund - CRM Small Cap Value Fund. The financial highlights for periods prior to November 1, 1999 reflect the performance of the Predecessor Fund.

(a) For the year October 1, 1995 (commencement of operations) through September 30, 1996.
(b) For the period October 1, 1998 through June 30, 1999.
(c) Less than $0.01 per share.
(d) Not Annualized.
(e) Annualized.
(f) Effective November 1, 1999, the ratios to average net assets include expenses allocated from the WT Investment Trust I - Small Cap Value Series (the "Series") and the portfolio turnover reflects the investment activity of the Series.

--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.                                            THE CRM FUNDS

--------------------------------------------------------------------------------
THE CRM FUNDS
FINANCIAL HIGHLIGHTS

================================================================================

THE FOLLOWING TABLE INCLUDES SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD AND OTHER PERFORMANCE INFORMATION DERIVED FROM THE FINANCIAL STATEMENTS. THEY SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES THERETO.

                                                                                 LARGE CAP VALUE FUND
                                                                     -----------------------------------------------
                                                                                    INVESTOR SHARES
                                                                     -----------------------------------------------
                                                                     YEAR ENDED       PERIOD ENDED     PERIOD ENDED
                                                                      JUNE 30,          JUNE 30,       SEPTEMBER 30,
                                                                        2000+           1999(B)+         1998(A)+
                                                                       ------           -------          -------
Net asset value -- Beginning of Period ..........................      $12.17           $ 10.02          $ 10.00
                                                                       ------           -------          -------
Investment operations
     Net investment income ......................................          --(c)           0.06             0.01
     Net realized and unrealized gain (loss) on investments .....       (0.37)             2.16             0.01
                                                                       ------           -------          -------
Total from investment operations ................................       (0.37)             2.22             0.02
                                                                       ------           -------          -------
Distributions to shareholders
     From net investment income .................................          --(c)          (0.06)              --
     From net realized gain on investments ......................       (0.17)            (0.01)              --
                                                                       ------           -------          -------
Total distributions to shareholders .............................       (0.17)            (0.07)              --
                                                                       ------           -------          -------
Net asset value -- End of Period ................................      $11.63           $ 12.17          $ 10.02
                                                                       ======           =======          =======
Total Return ....................................................     (2.85)%            22.16%(d)         0.20%(d)

Ratios/Supplemental data Ratios to average net assets:
     Expenses, including reimbursement/waiver ...................       1.44%(f)          1.50%(e)         1.50%(e)
     Expenses, excluding reimbursement/waiver ...................       2.35%(f)          1.92%(e)         3.95%(e)
     Net investment income, including reimbursement/waiver ......       0.05%(f)          0.63%(e)         1.78%(e)
Portfolio turnover rate .........................................        136%(f)            56%               7%
Net assets at end of period (000's omitted) .....................      $7,941           $30,936          $10,668


+ Effective November 1, 1999, The CRM Funds - Large Cap Value Fund ("Predecessor Fund") was merged into the WT Mutual Fund - CRM Large Cap Value Fund. The financial highlights for periods prior to November 1, 1999 reflect the performance of the Predecessor Fund.
(a) For the period August 25, 1998 (commencement of operations) through September 30, 1998.
(b) For the period October 1, 1998 through June 30, 1999.
(c) Less than $0.01 per share.
(d) Not Annualized.
(e) Annualized.
(f) Effective November 1, 1999, the ratios to average net assets include expenses allocated from the WT Investment Trust I - Large Cap Value Series (the "Series") and the portfolio turnover reflects the investment activity of the Series.

--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.                                            THE CRM FUNDS

--------------------------------------------------------------------------------
THE CRM FUNDS
NOTES TO FINANCIAL STATEMENTS

================================================================================

1. DESCRIPTION OF THE FUND. CRM Small Cap Value Fund and CRM Large Cap Value Fund (each a "Fund" and collectively the "Funds") are series of WT Mutual Fund (the "Company"). The Company is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company and was organized as a Delaware business trust. The Declaration of Trust permits the Trustees to establish additional series, each of which is a separate class of shares. These financial statements and related notes pertain only to the Funds. Information regarding other series of the Company are contained in separate reports to their shareholders.

   The Funds currently offer two classes of shares: Investor Shares and Institutional Shares. Information regarding the Institutional Shares is included in a separate shareholder report.

   Unlike other investment companies which directly acquire and manage their own portfolio of securities, each Fund (effective November 1, 1999) seeks to achieve its investment objective by investing all of its investable assets in a corresponding series of WT Investment Trust I (the "Series") having the same investment objective, policies and limitations as the Fund. The performance of each Fund is directly affected by the performance of its corresponding Series. The financial statements of the Series, including their Schedules of Investments, are included elsewhere in this report and should be read in conjunction with the Funds' financial statements.

   Information presented for periods prior to November 1, 1999, for the Funds reflects the operating results of predecessor mutual funds (see Note 5).

2. SIGNIFICANT   ACCOUNTING  POLICIES.   The  following  is  a  summary  of  the
   significant accounting policies of the Funds:

   VALUATION OF INVESTMENT IN SERIES. Valuation of each Fund's investment in the Series is based on the underlying securities held by the Series. Each Fund is allocated its portion of the Series' securities market value based on its ownership interest in the Series. Valuation of securities held by the Series is discussed in the notes to the Series' financial statements.

   FEDERAL INCOME TAXES. Each Fund is treated as a separate entity for Federal income tax purposes and intends to continue qualifying as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute all of its income to its shareholders. Therefore, no Federal income tax provision is required.

   CAPITAL LOSS CARRYFORWARDS. CRM Large Cap Value Fund had capital loss carryforward of $956,378 which expires on June 30, 2008.

   DEFERRED ORGANIZATION COSTS. Organization costs incurred by the Funds have been deferred and are being amortized using the straight-line method over a five-year period beginning on the date that each Fund commenced operations.


--------------------------------------------------------------------------------
                                                                   THE CRM FUNDS

--------------------------------------------------------------------------------
THE CRM FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================

   INVESTMENT INCOME. Each Fund records its share of the respective Series' income, expenses and realized and unrealized gains and losses daily. Additionally, each Fund records its own expenses as incurred. Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated among each Fund's classes on the basis of daily net assets of each class. Expenses relating to a specific class are charged directly to that class.

   DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders of the Funds are declared and paid to shareholders annually.

   USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. INVESTMENT SECURITIES TRANSACTIONS. During the period July 1, 1999 through October 31, 1999, purchases and sales of investment securities (excluding short-term investments) were as follows:

                                         SMALL CAP VALUE       LARGE CAP VALUE
                                              FUND                  FUND
                                         ---------------       ---------------
   Purchases .........................      $53,394,977          $ 2,532,156
   Sales .............................       58,603,258           17,891,605

   During the period November 1, 1999 through June 30, 2000, contributions to and withdrawals from the Series were as follows:

                                         SMALL CAP VALUE        LARGE CAP VALUE
                                              FUND                   FUND
                                         ---------------        ---------------
   Contributions .....................    $ 188,417,042         $ 12,332,006
   Withdrawals .......................      (44,634,810)          (5,829,611)

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES. The investment adviser to the Series is Cramer Rosenthal McGlynn, LLC ("CRM"). Advisory fees charged to the Series are discussed in the notes to the Series' financial statements.

   WT Funds' Board of Trustees has adopted a Shareholder Servicing Plan which allows the Funds to obtain the services of CRM and other qualified financial institutions to act as shareholder servicing agents for their customers. Under this plan, the Funds pay shareholder servicing agents, including CRM up to 0.25% of the average daily net assets of the Investor Share class of the Small Cap Value Fund and Large Cap Value Fund attributable to accounts for which they provide shareholder services.

   PFPC Inc. ("PFPC"), an indirect wholly owned subsidiary of PNC Bank Corp., a multi-bank holding company, provides administrative and accounting services to the Funds.

--------------------------------------------------------------------------------
                                                                   THE CRM FUNDS

--------------------------------------------------------------------------------
THE CRM FUNDS
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

================================================================================

   PFPC also serves as transfer agent and dividend disbursing agent of the Funds pursuant to a separate Transfer Agency Agreement with the Company on behalf of the Funds.

   CRM has agreed to reimburse certain Fund operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) in an amount that will limit annual operating expenses to not more than 1.50% of each Fund's Investor Shares average daily net assets. These undertakings will remain in place until the Board of Trustees approves its termination.

5. FUND MERGER. Effective November 1, 1999, the CRM Small Cap Value Fund and CRM Large Cap Value Fund (the "CRM Funds") acquired all of the assets and assumed all of the liabilities of the The CRM Funds - Small Cap Value Fund and The CRM Funds - Large Cap Value Fund (the "Predecessor Funds"), respectively, each an open-end management company, pursuant to separate Plans of Reorganization (the "Reorganizations"). The shareholders of the Predecessor Funds received shares of the respective Fund equal to the number and aggregate net asset value of their shares in the Predecessor Funds.

   The Reorganizations were treated as non-taxable events and accordingly the CRM Funds' basis in the securities acquired reflected the historical cost basis as of the date of transfer. The net assets and net unrealized appreciation (depreciation) of the Predecessor Funds as of November 1, 1999 were as follows:

                                                                         NET UNREALIZED
                                                    NET ASSETS     APPRECIATION (DEPRECIATION)
                                                   ------------    --------------------------
      The CRM Funds - Small Cap Value Fund         $158,932,951           $(2,022,593)
      The CRM Funds - Large Cap Value Fund           10,404,693                44,276

   The Predecessor Funds' investment objectives, policies and limitations were identical to those of the respective CRM Funds, which had no operations prior to November 1, 1999. For financial reporting purposes the Predecessor Funds' operating histories prior to the acquisitions are reflected in the respective financial statements and financial highlights of the CRM Funds.

--------------------------------------------------------------------------------
                                                                   THE CRM FUNDS

--------------------------------------------------------------------------------
THE CRM FUNDS
REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

================================================================================

REPORT OF ERNST &YOUNG LLP, INDEPENDENT AUDITORS

To the Shareholders and Trustees of WT Mutual Fund:

We have audited the accompanying statements of assets and liabilities of WT Mutual Fund (Small Cap Value and Large Cap Value Funds) (the "Funds") as of June 30, 2000, and the related statements of operations for the year then ended and the statements of changes in net assets and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds at June 30, 2000, the results of their operations for the year then ended and the changes in their net assets and their financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                                /S/ ERNST &YOUNG LLP SIGNATURE

Philadelphia, Pennsylvania
August 4, 2000

--------------------------------------------------------------------------------
                                                                   THE CRM FUNDS

--------------------------------------------------------------------------------
THE CRM FUNDS
TAX INFORMATION (UNAUDITED)

================================================================================

By now shareholders to whom year-end tax reporting is required by the IRS should have received their Form 1099-DIV from their respective Portfolio.

For corporate shareholders, 100% of the ordinary income distribution (dividend income plus short-term gains, if any) for CRM Large Cap Value Fund qualifies for the dividends-received deduction.



--------------------------------------------------------------------------------
                                                                   THE CRM FUNDS

--------------------------------------------------------------------------------
WT INVESTMENT TRUST I
SMALL CAP VALUE SERIES
SCHEDULE OF INVESTMENTS
JUNE 30, 2000

================================================================================

                     SECURITY
   SHARES           DESCRIPTION             VALUE
------------ --------------------------- ------------

COMMON STOCK (94.4%)
AIRCRAFT & AEROSPACE (0.3%)
     24,800 Teledyne
              Technologies Inc.* .....   $    458,800
                                         ------------
AMUSEMENT & RECREATION (4.4%)
    644,600 Trans World
              Entertainment Corp.* ...      7,815,775
                                         ------------
COMMERCIAL BANKS, NEC (0.3%)
     21,700 Hudson United Bancorp ....        486,894
                                         ------------
COMPUTER SERVICES (7.5%)
    103,000 Complete Business
              Solutions, Inc.* .......      1,808,937
    202,900 Computer Horizons Corp.* .      2,726,469
     89,800 Great Plains Software, Inc.*    1,762,325
     14,800 Symantec Corp.* ..........        798,275
    241,300 Systems & Computer
              Technology Corp.* ......      4,826,000
    139,600 Trident Microsystems, Inc.*     1,256,400
                                         ------------
                                           13,178,406
                                         ------------
ELECTRONIC, GAS & WATER UTILITIES (0.6%)
     71,100 Western Resources, Inc. ..      1,102,050
                                         ------------
ELECTRONIC COMPONENTS (4.4%)
    222,250 Artesyn Technologies, Inc.*     6,181,328
     79,500 Thomas & Betts Corp. .....      1,520,437
                                         ------------
                                            7,701,765
                                         ------------
ELECTRONIC TECHNOLOGY (2.6%)
    104,800 Zebra Technologies Class A*     4,643,950
                                         ------------
FINANCE & INSURANCE (8.2%)
    246,200 AmeriCredit Corp.* .......      4,185,400
    453,000 Bay View Capital Corp. ...      4,445,062
    116,600 Community First
              Bankshares, Inc. .......      1,902,037
    210,000 Richmond County
              Financial Corp. ........      4,016,250
                                         ------------
                                           14,548,749
                                         ------------
FOOD AND BEVERAGE (2.6%)
    215,500 International Home
              Foods, Inc.* ...........      4,512,031
                                         ------------


                     SECURITY
   SHARES           DESCRIPTION             VALUE
------------ --------------------------- ------------

HOSPITAL & MEDICAL SERVICE PLANS (2.8%)
    148,400 First Health Group Corp. *    $ 4,869,375
                                         ------------
HOTELS, OTHER LODGING PLACES (2.7%)
    509,900 Prime Hospitality Corp.* .      4,812,181
                                         ------------
INSURANCE CARRIERS (3.1%)
    165,200 Everest Re Group, Ltd. ...      5,430,950
                                         ------------
INVESTMENT ADVICE (1.1%)
     45,300 Affiliated Managers
              Group, Inc.* ...........      2,004,525
                                         ------------
MANUFACTURING (16.3%)
CHEMICAL & ALLIED PRODUCTS (1.5%)
    124,400 Arch Chemicals, Inc. .....      2,721,250
                                         ------------
CONSUMER PRODUCTS (4.0%)
    354,200 Central Garden & Pet Co.*       3,176,731
    350,000 Playtex Products, Inc.* ..      3,959,375
                                         ------------
                                            7,136,106
                                         ------------
ELECTRICAL EQUIPMENT (1.0%)
     74,300 EMCOR Group, Inc. ........      1,722,831
                                         ------------
ELECTRONIC COMPONENTS (2.6%)
    109,600 Oak Technology, Inc.* ....      2,363,250
     78,700 OPTI, Inc.* ..............        403,338
     24,100 Tektronix, Inc. ..........      1,753,275
                                         ------------
                                            4,519,863
                                         ------------
IRON & STEEL (0.9%)
    284,800 WHX Corp.* ...............      1,566,400
                                         ------------
MACHINERY & HEAVY EQUIPMENT (1.6%)
    205,100 Terex Corp.* .............      2,897,038
                                         ------------
MEDICAL PRODUCTS (0.0%)
        500 Edwards Lifesciences Corp.*         9,563
                                         ------------
MISCELLANEOUS MANUFACTURING INDUSTRIES (1.6%)
    202,700 D.R. Horton, Inc. ........      2,749,119
                                         ------------
NONFERROUS METALS (0.8%)
    123,600 Mascotech, Inc. ..........      1,336,425
                                         ------------
PRECISION INSTRUMENTS & MEDICAL (1.7%)
    116,100 CONMED Corp.* ............      3,004,088
                                         ------------



* Non-income producing security.

--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.

--------------------------------------------------------------------------------
WT INVESTMENT TRUST I
SMALL CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2000

================================================================================

                     SECURITY
   SHARES           DESCRIPTION             VALUE
------------ --------------------------- ------------

MANUFACTURING (CONTINUED)
TELECOMMUNICATIONS EQUIPMENT (0.6%)
     59,100 Allen Telecom, Inc.* .....   $  1,045,331
                                         ------------
                                           28,708,014
                                         ------------
OIL & GAS EXPLORATION (5.0%)
    787,100 Gulf Canada Resources, Ltd.     3,787,919
    269,100 Nuevo Energy Co.* ........      5,079,263
                                         ------------
                                            8,867,182
                                         ------------
REAL ESTATE INVESTMENT TRUSTS (3.1%)
  1,691,900 Ventas, Inc.* ............      5,392,931
                                         ------------
RETAIL (4.8%)
COMPUTER & ELECTRONICS (0.4%)
     64,800 Intertan, Inc.* ..........        761,400
                                         ------------
MERCHANDISING (1.5%)
    429,800 Flooring America, Inc. ...         42,980
    305,200 United Retail Group, Inc.*      2,594,200
                                         ------------
                                            2,637,180
                                         ------------
TEXTILES & APPAREL (2.9%)
    330,000 Quicksilver, Inc.* .......      5,135,625
                                         ------------
                                            8,534,205
                                         ------------
RETAIL APPAREL & ACCESSORY STORES (1.1%)
     93,300 Children's Place Retail
              Stores, Inc.* ..........      1,912,650
                                         ------------
SERVICES (17.5%)
ADVERTISING (4.2%)
    380,000 R.H. Donnelley Corp.* ....      7,362,500
                                         ------------
BUSINESS SERVICES (3.9%)
    164,400 ChoicePoint, Inc.* .......      6,884,250
                                         ------------
COMMERCIAL & CONSUMER SERVICES (3.8%)
    181,000 Primark Corp.* ...........      6,742,250
                                         ------------
DETECTIVE, GUARD, & ARMORED CAR SERVICES (2.7%)
    376,100 Burns International
              Services Corp.* ........      4,701,250
                                         ------------


                     SECURITY
   SHARES           DESCRIPTION             VALUE
------------ --------------------------- ------------

SERVICES (CONTINUED)
MEDICAL & HEALTH SERVICES (0.4%)
    317,900 QuadraMed Corp.* .........   $    794,750
                                         ------------
SANITARY SERVICES (2.5%)
    411,793 Casella Waste Systems, Inc.*    4,426,775
                                         ------------
                                           30,911,775
                                         ------------
SERVICES-COMPUTER SOFTWARE (0.6%)
    207,700 Inso Corporation* ........      1,077,444
                                         ------------
TRANSPORTATION (5.4%)
    112,800 Circle International
              Group, Inc. ............      2,834,100
    117,200 GATX Corp. ...............      3,984,800
    426,800 RailAmerica, Inc.* .......      2,720,850
                                         ------------
                                            9,539,750
                                         ------------
TOTAL COMMON STOCK
  (COST $160,460,843) ................    166,509,402
                                         ------------

SHORT-TERM INVESTMENTS (3.3%)
  5,922,308 Sansom Street Fund -
              Money Market Portfolio
              (COST $5,922,308) ......      5,922,308
                                         ------------

    PAR
-----------
U.S. TREASURY BILLS (2.3%)
 $3,000,000 U.S. Treasury Bills
              5.350%, 07/13/00 .......      2,994,650
  1,000,000 U.S. Treasury Bills
              5.320%, 07/20/00 .......        997,192
                                         ------------
TOTAL U.S. TREASURY BILLS
  (COST $3,991,842) ..................      3,991,842
                                         ------------
TOTAL INVESTMENTS (100.0%)
  (COST $170,374,993)+ ...............   $176,423,552
                                         ============


*  Non-income producing security.
+ The cost for Federal income tax purposes was $170,697,760. At June 30, 2000, net unrealized appreciation was $5,725,792. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $29,621,978, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $23,896,186.

--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.

--------------------------------------------------------------------------------
WT INVESTMENT TRUST I
LARGE CAP VALUE SERIES
SCHEDULE OF INVESTMENTS
JUNE 30, 2000

================================================================================

                     SECURITY
   SHARES           DESCRIPTION             VALUE
------------ --------------------------- ------------

COMMON STOCK (94.7%)
COMMUNICATION & BROADCASTING (8.9%)
     16,400 Cablevision Systems Corp.
              Class A* .................  $ 1,113,150
      7,800 General Motors Corp., Class H*    684,450
     31,400 MediaOne Group, Inc.* ......    2,092,025
     43,000 News Corp. Ltd. ............    2,042,500
      6,835 Viacom, Inc. (B Shares)* ...      466,062
                                          -----------
                                            6,398,187
                                          -----------
COMPUTER SERVICES (3.7%)
     28,200 BMC Software, Inc.* ........    1,028,859
     33,000 Ceridian Corp.* ............      794,062
      9,300 Oracle Corp.* ..............      781,781
                                          -----------
                                            2,604,702
                                          -----------
ELECTRIC, GAS & WATER UTILITIES (3.1%)
     14,900 Duke Energy Corp. ..........      839,987
     34,000 PECO Energy Co. ............    1,370,625
                                          -----------
                                            2,210,612
                                          -----------
FINANCE & INSURANCE (18.7%)
FINANCIAL SERVICES (4.6%)
     47,200 Associates First Capital Corp.
              (A shares) ...............    1,053,150
     14,100 First Data Corp. ...........      699,712
      8,500 Marsh & McLennan Cos., Inc.       887,719
     24,400 Washington Mutual, Inc. ....      704,550
                                          -----------
                                            3,345,131
                                          -----------
INSURANCE CARRIERS (9.6%)
     27,400 Ace Ltd. ...................      767,200
     13,600 American International
              Group, Inc. ..............    1,598,000
     30,800 Hartford Financial Services
              Group, Inc. ..............    1,722,875
     11,100 Jefferson-Pilot Corp. ......      626,456
     42,100 Reliastar Financial Corp. ..    2,207,619

                                          -----------
                                            6,922,150
                                          -----------

                     SECURITY
   SHARES           DESCRIPTION             VALUE
------------ --------------------------- ------------

FINANCE & INSURANCE (CONTINUED)
SECURITY & COMMODITY BROKERS, DEALERS & SERVICES (4.5%)
     24,255 Bear Stearns Companies, Inc.  $ 1,009,614
     23,850 Citigroup, Inc. ............    1,436,962
      6,800 Merrill Lynch & Co., Inc. ..      782,000
                                          -----------
                                            3,228,576
                                          -----------
                                           13,495,857
                                          -----------
MANUFACTURING (38.2%)
AIRCRAFT & AEROSPACE (2.2%)
     27,200 Boeing Co. .................    1,137,300
      6,400 Northrop Grumman Corp. .....      424,000
                                          -----------
                                            1,561,300
                                          -----------
COMPUTERS & OFFICE EQUIPMENT (9.6%)
     18,900 Cisco Systems, Inc.* .......    1,201,331
     23,400 Compaq Computer Corp. ......      598,162
      6,100 Hewlett-Packard Co. ........      761,737
     10,800 Intel Corp. ................    1,443,825
      9,600 International Business Machines
              Corp. ....................    1,051,800
     14,400 Microsoft Corp.* ...........    1,152,000
     33,700 Xerox Corp. ................      674,000
                                          -----------
                                            6,882,855
                                          -----------
CONSUMER PRODUCTS (4.7%)
     18,800 American Home Products Corp.    1,104,500
     28,800 Fortune Brands, Inc. .......      664,200
     31,200 General Electric Co. .......    1,591,200
                                          -----------
                                            3,359,900
                                          -----------
ELECTRONICS (3.0%)
      3,585 Agilent Technologies, Inc.*       264,394
     22,500 Koninklijke (Royal) Philips
              Electronics ..............    1,068,750
     15,400 L-3 Communications Holdings,
              Inc.* ....................      878,762
                                          -----------
                                            2,211,906
                                          -----------



* Non-income producing security.

--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.

--------------------------------------------------------------------------------
WT INVESTMENT TRUST I
LARGE CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2000

================================================================================

                     SECURITY
   SHARES           DESCRIPTION             VALUE
------------ --------------------------- ------------

MANUFACTURING (CONTINUED)
FOOD AND BEVERAGE (1.2%)
     19,200 PepsiCo, Inc. ..............   $  853,200
                                          -----------
MISCELLANEOUS INDUSTRIAL MACHINERY &
  EQUIPMENT (0.9%)
     17,100 Deere & Co. ................      632,700
                                          -----------
MISCELLANEOUS MANUFACTURING INDUSTRIES (4.2%)
     19,600 Alcoa, Inc. ................      568,400
     20,200 International Flavors &
              Fragrances, Inc. .........      609,788
     16,300 Minnesota Mining &
             Manufacturing Co. .........    1,344,750
     11,200 PPG Industries, Inc. .......      496,300
                                          -----------
                                            3,019,238
                                          -----------
PHARMACEUTICAL PREPARATIONS (3.1%)
     18,000 Abbott Laboratories ........      802,125
      6,600 Bristol-Meyers Squibb Co. ..      384,450
     13,800 Merck & Co., Inc. ..........    1,057,425
                                          -----------
                                            2,244,000
                                          -----------
PLUMBING FIXTURES & HEATING EQUIPMENT (1.3%)
     53,000 Masco Corp. ................      957,313
                                          -----------
PRECISION INSTRUMENTS & MEDICAL SUPPLIES (1.1%)
     16,100 C.R. Bard, Inc. ............      774,813
                                          -----------
TELECOMMUNICATIONS EQUIPMENT (5.7%)
     22,000 GTE Corp. ..................    1,369,500
     10,800 Lucent Technologies, Inc. ..      639,900
     24,200 Motorola, Inc. .............      703,313
     30,505 Worldcom, Inc.* ............    1,399,417
                                          -----------
                                            4,112,130
                                          -----------
TOBACCO (1.2%)
     34,300 Philip Morris Cos., Inc. ...      911,094
                                          -----------
                                           27,520,449
                                          -----------
MINING (0.6%)
     21,400 Newmont Mining Corp. .......      462,775
                                          -----------


                     SECURITY
   SHARES           DESCRIPTION             VALUE
------------ --------------------------- ------------

OIL & GAS (5.5%)
     18,200 Enron Corp. ................  $ 1,173,900
     17,686 Exxon Mobil Corp. ..........    1,389,456
     16,600 Halliburton Co. ............      783,313
      8,600 Schlumberger Ltd. ..........      641,775
                                          -----------
                                            3,988,444
                                          -----------
PAPER & PAPER PRODUCTS (0.8%)
     23,000 Georgia-Pacific Corp. ......      603,750
                                          -----------
SERVICES (11.6%)
AMUSEMENT & RECREATIONAL SERVICES (2.2%)
     40,300 The Walt Disney Co. ........    1,564,144
                                          -----------
BUSINESS SERVICES (6.3%)
     56,300 Cendant Corp.* .............      788,200
     15,400 H & R Block, Inc. ..........      498,575
     35,500 Harcourt General, Inc. .....    1,930,313
     24,700 McGraw-Hill Cos., Inc. .....    1,333,800
                                          -----------
                                            4,550,888
                                          -----------
HOTELS, OTHER LODGING PLACES (2.1%)
     45,700 Starwood Hotels & Resorts
              Worldwide, Inc. ..........    1,476,681
                                          -----------
MEDICAL & HEALTH SERVICES (1.0%)
     41,600 IMS Health, Inc.* ..........      748,800
                                          -----------
                                            8,340,513
                                          -----------
WHOLESALE & RETAIL TRADE (3.6%)
MISCELLANEOUS RETAIL STORES (1.4%)
     18,000 Wal-Mart Stores, Inc. ......    1,037,250
                                          -----------
RETAIL BUILDING MATERIAL (1.0%)
     13,200 Home Depot, Inc. ...........      659,175
                                          -----------
RETAIL FOOD STORES (1.2%)
     19,100 Safeway, Inc.* .............      861,888
                                          -----------
                                            2,558,313
                                          -----------
TOTAL COMMON STOCK
  (COST $60,087,548) ...................   68,183,602
                                          -----------




* Non-income producing security.

--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.

--------------------------------------------------------------------------------
WT INVESTMENT TRUST I
LARGE CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2000

================================================================================

                     SECURITY
   PAR              DESCRIPTION             VALUE
------------ --------------------------- ------------

SHORT-TERM INVESTMENTS (3.1%)
 $2,227,993 Sansom Street Fund -
              Money Market Portfolio
              (COST $2,227,993) ........  $ 2,227,993
                                          -----------
U.S. TREASURY BILLS (2.2%)
  1,000,000 U.S. Treasury Bills
              5.350%, 07/13/00 .........      998,217
    600,000 U.S. Treasury Bills
              5.320%, 07/20/00 .........      598,315
                                          -----------
TOTAL U.S. TREASURY BILLS
  (COST $1,596,532) ....................    1,596,532
                                          -----------
TOTAL INVESTMENTS (100.0%)
  (COST $63,912,073)+ ..................  $72,008,127
                                          ===========


*  Non-income producing security.
+ The cost for Federal income tax purposes was $63,928,459. At June 30, 2000, net unrealized appreciation was $8,079,668. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $11,370,699 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $3,291,031.

--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.

--------------------------------------------------------------------------------
WT INVESTMENT TRUST I
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2000

================================================================================

                                                   SMALL CAP      LARGE CAP
                                                  VALUE SERIES   VALUE SERIES
                                                  ------------   ------------
ASSETS
     Investments
       Investments, at cost ...................   $170,374,993    $63,912,073
       Net unrealized appreciation ............      6,048,559      8,096,054
                                                  ------------    -----------
     Total investments, at value ..............    176,423,552     72,008,127
     Receivable for securities sold ...........      1,887,333        251,389
     Receivable for Contributions .............         42,043         55,254
     Interest and dividends receivable ........         31,971         95,423
                                                  ------------    -----------
Total assets ..................................    178,384,899     72,410,193
                                                  ------------    -----------
LIABILITIES
     Payable for securities purchased .........      4,034,114        133,812
     Payable for Withdrawals ..................        226,954             --
     Accrued management fee ...................        105,294         32,731
     Accrued expenses and other liabilites ....         21,151         14,722
                                                  ------------    -----------
Total liabilities .............................      4,387,513        181,265
                                                  ------------    -----------
NET ASSETS ....................................   $173,997,386    $72,228,928
                                                  ============    ===========



--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.

--------------------------------------------------------------------------------
WT INVESTMENT TRUST I
STATEMENTS OF OPERATIONS
FOR THE PERIOD NOVEMBER 1, 1999(A) THROUGH JUNE 30, 2000

================================================================================

                                                       SMALL CAP      LARGE CAP
                                                     VALUE SERIES   VALUE SERIES
                                                     ------------   ------------
INVESTMENT INCOME
     Dividends ...................................    $   425,924    $   609,550
     Interest ....................................        191,839         88,870
                                                      -----------    -----------
Total investment income ..........................        617,763        698,420
                                                      -----------    -----------
EXPENSES
     Investment advisory fees ....................        840,552        252,921
     Administration fees .........................        112,074         45,986
     Accounting services .........................          9,906          8,807
     Custody fees ................................          8,228          8,070
     Trustee fees and expenses ...................          3,959          3,960
                                                      -----------    -----------
Total expenses ...................................        974,719        319,744
                                                      -----------    -----------
NET INVESTMENT INCOME (LOSS) .....................       (356,956)       378,676
                                                      -----------    -----------
REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS
     Net realized gain from investments ..........     22,488,958      5,143,515
     Net change in unrealized appreciation
       (depreciation) of investments .............      8,071,152      6,386,560
                                                      -----------    -----------
Net realized and unrealized gain on investments ..     30,560,110     11,530,075
                                                      -----------    -----------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS ......................    $30,203,154    $11,908,751
                                                      ===========    ===========


(a) Commencement of operations.

--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.

--------------------------------------------------------------------------------
WT INVESTMENT TRUST I
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================

                                                     SMALL CAP      LARGE CAP
                                                    VALUE SERIES   VALUE SERIES
                                                    ------------  -------------
                                                    PERIOD ENDED  PERIOD ENDED
                                                      JUNE 30,       JUNE 30,
                                                       2000(A)        2000(A)
                                                    ------------   ------------
NET ASSETS -- BEGINNING OF PERIOD ...............   $         --   $         --
                                                    ------------   ------------
OPERATIONS
     Net investment gain (loss) .................       (356,956)       378,676
     Net realized gain from investments .........     22,488,958      5,143,515
     Net change in unrealized appreciation
       (depreciation) of investments ............      8,071,152      6,386,560
                                                    ------------   ------------
     Net increase in net assets resulting
       from operations ..........................     30,203,154     11,908,751
                                                    ------------   ------------
TRANSACTIONS IN BENEFICIAL INTEREST
     Contributions ..............................    188,418,042     79,403,657
     Withdrawals ................................    (44,623,810)   (19,083,480)
                                                    ------------   ------------
       Net increase in net assets resulting from
          transactions in beneficial interests ..    143,794,232     60,320,177
                                                    ------------   ------------
       Total increase in net assets .............    173,997,386     72,228,928
                                                    ------------   ------------
NET ASSETS -- END OF PERIOD .....................   $173,997,386   $ 72,228,928
                                                    ============   ============



(a) For the period November 1, 1999 (commencement of operations) through June 30, 2000.

--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.

--------------------------------------------------------------------------------
WT INVESTMENT TRUST I
NOTES TO FINANCIAL STATEMENTS

================================================================================

1. DESCRIPTION OF THE TRUST. Small Cap Value Series and Large Cap Value Series (the "Series") are series of WT Investment Trust I (the "Trust"). The Trust is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company and was organized as a Delaware business trust. The Declaration of Trust permits the Trustees to establish additional series, each of which is a separate class of shares. These financial statements and related notes pertain only to the Series. Information regarding other series of the Trust are contained in separate reports to their investors.

2. SIGNIFICANT   ACCOUNTING  POLICIES.   The  following  is  a  summary  of  the
   significant accounting policies of the Series:

   SECURITY VALUATION. Securities held by the Series which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day, or, if there is no such reported sale, securities are valued at the mean between the most recent quoted bid and ask prices. Price information for listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the most recent bid prices. Securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, unless the Trust's Board of Trustees determines that this does not represent fair value.

   FEDERAL INCOME TAXES. Each Series is treated as a partnership entity for Federal income tax purposes. Any interest, dividends and gains or losses of the Series will be deemed to have been "passed through" to each partner. Accordingly, no tax provision is recorded for the Series.

   INVESTMENT INCOME. All of the net investment income (loss) and realized and unrealized gains and losses from security transactions are allocated pro rata among the investors in the Series on a daily basis.

   OTHER. Investment security transactions are accounted for on a trade date basis. Each Series uses the specific identification method for determining realized gain and loss on investments for both financial and Federal income tax reporting purposes. Common expenses of the Trust are allocated on a pro rata basis among the series based on relative net assets.

   USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WT INVESTMENT TRUST I
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

================================================================================

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES. Cramer Rosenthal McGlynn, LLC ("CRM") serves as investment adviser to the Series. For its services, the adviser receives a fee from Small Cap Value Series as follows:
   .75% up to $1 billion; .70% of next $1 billion; and .65% in excess of $2 billion of the average daily net assets of the Series. For its services to Large Cap Value Series, the advisor receives a fee as follows: .55% up to $1 billion; .50% of the next $1 billion; and .45% in excess of $2 billion of the average daily net assets of the Series.

   CRM has agreed to waive its fees or reimburse certain operating expenses of the Series (excluding taxes, extraordinary expenses, brokerage commissions and interest) in an amount that will limit annual operating expenses to not more than 1.50% of average daily net assets of each Series. These undertakings will remain in place until the Board of Trustees approves its termination.

   PFPC Inc. ("PFPC"), an indirect wholly owned subsidiary of PNC Bank Corp., a multi-bank holding company, provides administrative and accounting services to the Trust.

   Wilmington Trust Company serves as custodian and PFPC Trust Company serves as sub-custodian to the Series.

4. INVESTMENT  SECURITIES  TRANSACTIONS.  During the period ended June 30, 2000,
   purchases  and  sales  of  investment  securities   transactions   (excluding
   short-term investments) are as follows:

                                                    Small CAP        LARGE CAP
                                                      VALUE            VALUE
                                                     SERIES(1)        SERIES(1)
                                                   ------------      -----------
   Purchases ..................................    $107,290,043      $73,276,160
   Sales ......................................     130,463,244       84,261,572

5. FINANCIAL HIGHLIGHTS.

                                                    Small CAP        LARGE CAP
                                                      VALUE            VALUE
                                                     SERIES(1)        SERIES(1)
                                                   ------------      -----------
   Total Return** .............................       19.70%           18.70%
   Ratios to average net assets:
      Expenses* ...............................        0.87%            0.69%
      Net investment income (loss)* ...........       (0.32)%           0.82%
   Portfolio Turnover Rate ....................          65%             110%

1 For the period November 1, 1999 (commencement of operations) through June 30, 2000.
*  Annualized.
** Not annualized.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WT INVESTMENT TRUST I
REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

================================================================================

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Beneficial Interest Holders and Trustees of WT Investment Trust I:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of WT Investment Trust I (Small Cap Value and Large Cap Value Series) (the "Series") as of June 30, 2000, and the related statements of operations and statements of changes in net assets for the period November 1, 1999 (commencement of operations) through June 30, 2000. These financial statements are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2000, by correspondence with the Series' custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Series at June 30, 2000, and the results of their operations and the changes in their net assets for the period November 1, 1999 (commencement of operations) through June 30, 2000, in conformity with accounting principles generally accepted in the United States.

                                       /S/ ERNST &YOUNG LLP SIGNATURE

Philadelphia,Pennsylvania
August 4, 2000

--------------------------------------------------------------------------------
                                                                   THE CRM FUNDS

                 (This page has been intentionally left blank.)

========================================

TRUSTEES
Robert H. Arnold
Eric Brucker
Robert J. Christian
Nicholas A. Giordano
Louis Klein, Jr.
Clement C. Moore, II
John J. Quindlen
William P. Richards

INVESTMENT ADVISER
Cramer Rosenthal McGlynn, LLC
707 Westchester Avenue
White Plains, NY 10604

ADMINISTRATOR
PFPC Inc
400 Bellevue Parkway
Wilmington, DE 19809

LEGAL COUNSEL
Pepper Hamilton LLP

INDEPENDENT AUDITORS
Ernst & Young LLP




INVESTOR INFORMATION: (800) CRM-2883
HTTP://WWW.CRMFUNDS.COM

THIS REPORT IS AUTHORIZED FOR DISTRIBUTION
ONLY TO SHAREHOLDERS AND TO OTHERS
WHO HAVE RECEIVED CURRENT PROSPECTUSES
OF THE CRM FUNDS.

CRMINVA/R
========================================


========================================

  [GRAPHIC OF CRM FUNDS LOGO OMITTED]

               SMALL CAP
              VALUE FUND

               LARGE CAP
              VALUE FUND

            Investor Shares

             ANNUAL REPORT
             June 30, 2000

           [GRAPHIC OMITTED]

========================================